INVENTORIES (Tables)	6 Months Ended
Mar. 31, 2026
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

Inventories consist of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Raw materials	$1,075,310	$964,215
Work in progress	255,970	916,949
Self-produced products	55,979	562,577
Purchased products - clean-energy equipment	1,277,054	1,106,968
Purchased products - digitalization and integration equipment	95,862	102,671
Total inventories	$2,760,175	$3,653,380